International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2018
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income

(Parent Company Only)

Years ended December 31, 2018, 2017 and 2016

(Dollars in Thousands)

	2018	2017	2016
Income:
Dividends from subsidiaries	$105,000	$64,600	$84,432
Interest income on notes receivable	—	—	2
Interest income on other investments	8,208	8,100	8,958
Other	1,988	26	255
Total income	115,196	72,726	93,647
Expenses:
Interest expense (Debentures)	6,989	5,392	4,600
Other	2,930	5,648	3,637
Total expenses	9,919	11,040	8,237
Income before federal income taxes and equity in undistributed net income of subsidiaries	105,277	61,686	85,410
Income tax expense	481	(2,076)	311
Income before equity in undistributed net income of subsidiaries	104,796	63,762	85,099
Equity in undistributed net income of subsidiaries	111,135	93,674	48,833
Net income	$215,931	$157,436	$133,932